INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	R$ 8,192,339	R$ 8,192,339
Goodwill - Facepa
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	119,332	119,332
Fibria
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	7,897,051	7,897,051
Goodwill - MMC Brasil
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	170,859	170,859
Other (1)
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	R$ 5,097	R$ 5,097